CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Citigroup’s net income		$ 21,952	$ 11,047	$ 19,401
Add: Citigroup’s other comprehensive income (loss)
Net change in unrealized gains and losses on investment securities, net of taxes	[1]	(3,934)	3,585	1,985
Net change in debt valuation adjustment (DVA), net of taxes	[1]	232	(475)	(1,136)
Net change in cash flow hedges, net of taxes		(1,492)	1,470	851
Benefit plans liability adjustment, net of taxes	[2]	1,012	(55)	(552)
Net change in foreign currency translation adjustment, net of taxes and hedges		(2,525)	(250)	(321)
Net change in excluded component of fair value hedges, net of taxes		0	(15)	25
Citigroup’s total other comprehensive income (loss)		(6,707)	4,260	852
Citigroup’s total comprehensive income		15,245	15,307	20,253
Add: Other comprehensive income (loss) attributable to noncontrolling interests		(99)	26	0
Add: Net income attributable to noncontrolling interests		73	40	66
Total comprehensive income		$ 15,219	$ 15,373	$ 20,319

[1]	See Note 1.
[2]	See Note 8.